Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

Our quarterly results of operations are summarized as follows:

	For the Three Months Ended
	March 31	June 30	September 30	December 31
	(In thousands)
Year ended December 31, 2016
Total revenue	$429,126	$440,718	$457,266	$472,683
Operating income	$81,225	$87,546	$91,400	$90,561
Net income	$34,030	$37,999	$28,089	$21,603
Net income attributable to HSS	$33,919	$37,688	$27,565	$20,843

Year ended December 31, 2015
Total revenue	$450,234	$459,476	$464,031	$463,391
Operating income	$90,992	$98,984	$99,357	$93,671
Net income	$29,376	$27,473	$37,232	$44,903
Net income attributable to HSS	$29,007	$27,045	$37,023	$44,292